Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions

25 Provisions

Accounting policy

Provisions are recognised when a present obligation exists as a result of a past event, the obligation is reasonably estimable, and it is probable that settlement will be required. Provisions are measured at the best estimate of the expenditure required to settle the obligation at the statement of financial position date.

	2017 £m	2016 £m
At start of year	112	121
Utilised	(24)	(24)
Exchange translation differences	(7)	15
Total	81	112

Provisions principally relate to leasehold properties, including sub-lease shortfalls and guarantees given in respect of certain property leases for various periods up to 2024.

At 31 December 2017, provisions are included within current and non-current liabilities as follows:

	2017 £m	2016 £m
Current liabilities	19	23
Non-current liabilities	62	89
Total	81	112